Consolidated Balance Sheets - JPY (¥) ¥ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Current assets
Cash and cash equivalents	¥ 637,491	¥ 1,218,241	¥ 412,351
Trade notes and accounts receivable, net	130,290	181,808	137,936
Inventories	12,178,645	13,518,460	10,498,819
Consumption tax receivable	46,489	69,388	309,247
Short-term investments	83,001	38,801	75,000
Other current assets	345,097	232,790	256,155
Total current assets	13,421,013	15,259,488	11,689,508
Non-current assets
Property, plant and equipment, net	431,029	426,865	537,497
Operating lease right-of-use assets	4,205,101	4,703,805	5,201,157
Software	28,525	16,692	19,953
Leasehold and guarantee deposits	354,282	346,408	342,794
Deferred tax assets	282,529	383,158	441,677
Other non-current assets	348,748	73,852	65,698
Total non-current assets	5,650,214	5,950,780	6,608,776
Total assets	19,071,227	21,210,268	18,298,284
Current liabilities
Accounts payable	306,196	306,153	500,471
Accrued expenses	114,594	214,897	109,075
Short-term loans	2,701,848	2,574,734	2,858,442
Current portion of bonds	53,250	49,270	49,309
Current portion of long-term loans	1,656,137	6,065,020	1,415,301
Operating lease liabilities, current	538,167	558,529	533,464
Finance lease liabilities, current	9,114	6,083	6,850
Contract liabilities	292,932	352,651	144,770
Income taxes payable	108,523	66,323	114,761
Other current liabilities	310,175	205,314	153,510
Total current liabilities	6,090,936	10,398,974	5,885,953
Non-current liabilities
Bonds		28,620	77,890
Long-term loans	6,891,986	4,559,117	6,187,556
Operating lease liabilities, non-current	3,826,877	4,307,338	4,838,918
Finance lease liabilities, non-current	22,864	11,684	13,268
Deferred tax liabilities	13,740	18,633	1,103
Other non-current liabilities	101,966	123,085	117,113
Total non-current liabilities	10,857,433	9,048,477	11,235,848
Total liabilities	16,948,369	19,447,451	17,121,801
SHAREHOLDERS’ EQUITY
Common shares: 81,498,000 shares authorized, 21,652,110 and 20,374,500 shares issued and 21,628,452 and 20,350,842 shares outstanding as of March 31, 2024 and 2023 with no stated value.	235,001	235,001	100,000
Capital Surplus	755,517	755,517	620,516
Additional paid in capital	148,392	148,392	148,392
Retained earnings	1,012,921	643,766	320,161
Treasury shares	(2,539)	(2,539)	(2,539)
Accumulated other comprehensive loss	(26,434)	(17,320)	(10,047)
Total shareholders’ equity	2,122,858	1,762,817	1,176,483
Total liabilities and equity	¥ 19,071,227	¥ 21,210,268	¥ 18,298,284